Parties-in-Interest Transactions (Details) - EBP 017 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Amount owed to Corporation	$ 6.0	$ 6.3
Common stocks - Lockheed Martin
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	23,515,534	24,895,062
Dividends earned	$ 322.1